Note 13 - Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Loans and Leases Receivable, Related Parties	$ 4,348,000
Loans and Leases Receivable, Related Parties, Collections	375,000
Loans and Leases Receivable, Related Parties, Additions	86,000
Related Party Deposit Liabilities	6,625,000	$ 6,076,000
Related Party Transaction, Amounts of Transaction	90,000	63,000
Related Party Transaction, Expenses from Transactions with Related Party	$ 65,000	$ 43,000